FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial asset at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2023	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	10,000	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	19,875	16,348
- Investment E	1,500	1,500
- Investment F	400	-
Investments in unlisted debt instruments
- Investment G	1,000	31,111
- Investment H	3,000	-
Total	37,775	60,959

(1)	See Note 20.

The above investments in unlisted debt and equity instruments at December 31, 2023 and 2022 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs. Refer to Note 4 for more information. The Group does not have control or significant influence over the privately-held enterprises.